UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21686

                          OPPENHEIMER PORTFOLIO SERIES
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: JANUARY 31

                   Date of reporting period: OCTOBER 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.


Conservative Investor Fund

STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--99.0%
------------------------------------------------------------------------------------------------------
EQUITY FUNDS--27.5%
Oppenheimer Capital Appreciation Fund, Cl. Y 1,2                             65,868       $  2,804,001
------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund, Cl. Y 1,2                                           42,954          2,780,814
------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y 1,2                                      76,958          2,794,343
------------------------------------------------------------------------------------------------------
Oppenheimer Real Estate Fund, Cl. Y 2                                       146,951          2,777,364
------------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y 1,2                                           113,533          2,750,905
                                                                                          ------------
                                                                                            13,907,427
------------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS--71.5%
Oppenheimer Core Bond Fund, Cl. Y 2                                       1,622,256         16,530,784
------------------------------------------------------------------------------------------------------
Oppenheimer High Yield Fund, Cl. Y 2                                        621,937          5,721,819
------------------------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl. Y 2                                471,848          2,774,466
------------------------------------------------------------------------------------------------------
Oppenheimer Limited-Term Government Fund, Cl. Y 2                           849,022          8,456,256
------------------------------------------------------------------------------------------------------
Oppenheimer Real Asset Fund, Cl. Y 2                                        306,492          2,638,893
                                                                                          ------------
                                                                                            36,122,218
                                                                                          ------------
Total Investments in Affiliated Companies (Cost $50,172,755)                                50,029,645

                                                                          PRINCIPAL
                                                                             AMOUNT
------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.4%
------------------------------------------------------------------------------------------------------
Undivided interest of 0.03% in joint repurchase agreement
(Principal Amount/Value $647,082,000, with a maturity value of
$647,153,179) with UBS Warburg LLC, 3.96%, dated 10/31/05, to be repurchased at $203,022 on 11/1/05, collateralized by Federal
National Mortgage Assn., 5%, 10/1/35, with a value of
$661,717,556  (Cost $203,000)                                            $  203,000            203,000
------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $50,375,755)                                 99.4%        50,232,645
------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                 0.6            278,888
                                                                         -----------------------------
NET ASSETS                                                                    100.0%      $ 50,511,533
                                                                         =============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.


1           |          CONSERVATIVE INVESTOR FUND

Conservative Investor Fund

STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

2. Affiliated company. Represents ownership of an affiliated fund, as defined in the Investment CompanyAct of 1940, at or during the period ended October 31, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of October 31, 2005 amounts to $50,029,645. Transactions during the period in which the issuer was an affiliate are as follows:

                                                         SHARES           GROSS                  GROSS               SHARES
                                                  APRIL 5, 2005       ADDITIONS             REDUCTIONS     OCTOBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                 --          66,175                    307               65,868

Oppenheimer Core Bond Fund, Cl. Y                            --       1,819,549                197,293            1,622,256

Oppenheimer Global Fund, Cl. Y                               --          43,159                    205               42,954

Oppenheimer High Yield Fund, Cl. Y                           --         624,775                  2,838              621,937

Oppenheimer International Bond Fund, Cl. Y                   --         474,063                  2,215              471,848

Oppenheimer Limited-Term Government Fund, Cl. Y              --         853,004                  3,982              849,022

Oppenheimer Main Street Fund, Cl. Y                          --          77,319                    361               76,958

Oppenheimer Real Asset Fund, Cl. Y                           --         307,945                  1,453              306,492

Oppenheimer Real Estate Fund, Cl. Y                          --         147,653                    702              146,951

Oppenheimer Value Fund, Cl. Y                                --         114,069                    536              113,533

                                                                                              DIVIDEND              REALIZED
                                                                          VALUE                 INCOME           GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                        $ 2,804,001               $     --          $      (267)

Oppenheimer Core Bond Fund, Cl. Y                                    16,530,784                201,829              (15,269)

Oppenheimer Global Fund, Cl. Y                                        2,780,814                     --                 (226)

Oppenheimer High Yield Fund, Cl. Y                                    5,721,819                103,174                 (100)

Oppenheimer International Bond Fund, Cl. Y                            2,774,466                 31,337                  (99)

Oppenheimer Limited-Term Government Fund, Cl. Y                       8,456,256                 74,383                 (281)

Oppenheimer Main Street Fund, Cl. Y                                   2,794,343                     --                 (277)

Oppenheimer Real Asset Fund, Cl. Y                                    2,638,893                 13,455                  108

Oppenheimer Real Estate Fund, Cl. Y                                   2,777,364                 14,690               (1,029)

Oppenheimer Value Fund, Cl. Y                                         2,750,905                     --                 (196)
                                                                    --------------------------------------------------------

                                                                    $50,029,645               $438,868          $   (17,636)
                                                                    ========================================================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


Federal tax cost of securities                $50,382,937
                                              ============

Gross unrealized appreciation                 $   276,186
Gross unrealized depreciation                    (426,478)
                                              ------------
Net unrealized depreciation                   $  (150,292)
                                              ============


2           |          CONSERVATIVE INVESTOR FUND

Conservative Investor Fund

STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Funds' as of the close of The New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3           |          CONSERVATIVE INVESTOR FUND



Moderate Investor Fund

STATEMENT OF INVESTMENTS  October 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--98.1%
------------------------------------------------------------------------------------------------------
EQUITY FUNDS--49.5%
Oppenheimer Capital Appreciation Fund, Cl. Y 1,2                            271,678       $ 11,565,349
------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund, Cl. Y 1,2                                          181,108         11,724,901
------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y 1,2                                     317,808         11,539,611
------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y 1,2                         423,688          5,779,098
------------------------------------------------------------------------------------------------------
Oppenheimer Real Estate Fund, Cl. Y 2                                       308,227          5,825,492
------------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y 1,2                                           472,628         11,451,774
                                                                                          ------------
                                                                                            57,886,225
------------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS--48.6%
Oppenheimer Core Bond Fund, Cl. Y 2                                       2,224,118         22,663,766
------------------------------------------------------------------------------------------------------
Oppenheimer High Yield Fund, Cl. Y 2                                      1,235,616         11,367,666
------------------------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl. Y 2                                972,755          5,719,799
------------------------------------------------------------------------------------------------------
Oppenheimer Limited-Term Government Fund, Cl. Y 2                         1,145,384         11,408,023
------------------------------------------------------------------------------------------------------
Oppenheimer Real Asset Fund, Cl. Y 2                                        671,949          5,785,481
                                                                                          ------------
                                                                                            56,944,735
                                                                                          ------------
Total Investments in Affiliated Companies (Cost $114,752,488)                              114,830,960

                                                                          PRINCIPAL
                                                                             AMOUNT
------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.1%
------------------------------------------------------------------------------------------------------
Undivided interest of 0.20% in joint repurchase agreement
(Principal Amount/Value $647,082,000, with a maturity value of
$647,153,179) with UBS Warburg LLC, 3.96%, dated 10/31/05, to be repurchased at $1,294,142 on 11/1/05, collateralized by Federal
National Mortgage Assn., 5%, 10/1/35, with a value of
$661,717,556  (Cost $1,294,000)                                          $1,294,000          1,294,000
------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $116,046,488)                                99.2%       116,124,960
------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                 0.8            916,225
                                                                         -----------------------------
NET ASSETS                                                                    100.0%      $117,041,185
                                                                         =============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.


1           |          MODERATE INVESTOR FUND

Moderate Investor Fund

STATEMENT OF INVESTMENTS  October 31, 2005/Unaudited
--------------------------------------------------------------------------------

2. Affiliated company. Represents ownership of an affiliated fund, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of October 31, 2005 amounts to $114,830,960. Transactions during the period in which the issuer was an affiliate are as follows:

                                                            SHARES               GROSS           GROSS             SHARES
                                                     APRIL 5, 2005           ADDITIONS      REDUCTIONS   OCTOBER 31, 2005
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                    --             272,096             418            271,678

Oppenheimer Core Bond Fund, Cl. Y                               --           2,227,322           3,204          2,224,118

Oppenheimer Global Fund, Cl. Y                                  --             181,398             290            181,108

Oppenheimer High Yield Fund, Cl. Y                              --           1,237,393           1,777          1,235,616

Oppenheimer International Bond Fund, Cl. Y                      --             974,180           1,425            972,755

Oppenheimer Limited-Term Government Fund, Cl. Y                 --           1,147,031           1,647          1,145,384

Oppenheimer Main Street Fund, Cl. Y                             --             318,303             495            317,808

Oppenheimer Main Street Opportunity Fund, Cl. Y                 --             424,351             663            423,688

Oppenheimer Real Asset Fund, Cl. Y                              --             672,991           1,042            671,949

Oppenheimer Real Estate Fund, Cl. Y                             --             308,733             506            308,227

Oppenheimer Value Fund, Cl. Y                                   --             473,362             734            472,628


                                                                                              DIVIDEND            REALIZED
                                                                                 VALUE          INCOME         GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                              $ 11,565,349        $     --        $      (640)

Oppenheimer Core Bond Fund, Cl. Y                                           22,663,766         232,268                 --

Oppenheimer Global Fund, Cl. Y                                              11,724,901              --               (571)

Oppenheimer High Yield Fund, Cl. Y                                          11,367,666         199,964               (195)

Oppenheimer International Bond Fund, Cl. Y                                   5,719,799          62,168                 14

Oppenheimer Limited-Term Government Fund, Cl. Y                             11,408,023          97,481                 --

Oppenheimer Main Street Fund, Cl. Y                                         11,539,611              --               (747)

Oppenheimer Main Street Opportunity Fund, Cl. Y                              5,779,098              --               (365)

Oppenheimer Real Asset Fund, Cl. Y                                           5,785,481          28,236               (396)

Oppenheimer Real Estate Fund, Cl. Y                                          5,825,492          29,387                (46)

Oppenheimer Value Fund, Cl. Y                                               11,451,774              --               (749)
                                                                          ------------------------------------------------

                                                                          $114,830,960        $649,504        $    (3,695)
                                                                          ================================================


2           |          MODERATE INVESTOR FUND

Moderate Investor Fund

STATEMENT OF INVESTMENTS  October 31, 2005/Unaudited
--------------------------------------------------------------------------------

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $116,046,488
                                              =============

Gross unrealized appreciation                 $    758,223
Gross unrealized depreciation                     (679,751)
                                              -------------
Net unrealized appreciation                   $     78,472
                                              =============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Funds' as of the close of The New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3           |          MODERATE INVESTOR FUND


Active Allocation Fund

STATEMENT OF INVESTMENTS  October 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--98.6%
------------------------------------------------------------------------------------------------------
EQUITY FUNDS--69.3%
Oppenheimer Capital Appreciation Fund, Cl. Y 1,2                            702,727       $ 29,915,087
------------------------------------------------------------------------------------------------------
Oppenheimer Developing Markets Fund, Cl. A 1,2                               17,308            568,215
------------------------------------------------------------------------------------------------------
Oppenheimer Developing Markets Fund, Cl. Y 1,2                              422,971         13,894,613
------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund, Cl. Y 1,2                                          467,226         30,248,218
------------------------------------------------------------------------------------------------------
Oppenheimer Global Opportunities Fund, Cl. Y 1,2                            441,210         15,164,382
------------------------------------------------------------------------------------------------------
Oppenheimer International Small Company Fund, Cl. A 1,2                      27,330            562,720
------------------------------------------------------------------------------------------------------
Oppenheimer International Small Company Fund, Cl. Y 1,2                     690,550         14,225,339
------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y 1,2                                     821,771         29,838,508
------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y 1,2                       1,095,186         14,938,340
------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund, Cl. Y 1,2                           698,393         15,036,412
------------------------------------------------------------------------------------------------------
Oppenheimer Real Estate Fund, Cl. Y 2                                       795,028         15,026,020
------------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y 1,2                                         1,234,568         29,913,592
                                                                                          ------------
                                                                                           209,331,446
------------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS--29.3%
Oppenheimer Core Bond Fund, Cl. Y 2                                       2,879,351         29,340,591
------------------------------------------------------------------------------------------------------
Oppenheimer Real Asset Fund, Cl. Y 2                                      3,413,572         29,390,851
------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Income Fund, Cl. Y 2                                6,968,764         29,617,247
                                                                                          ------------
                                                                                            88,348,689
                                                                                          ------------
Total Investments in Affiliated Companies (Cost $296,430,486)                              297,680,135

                                                                          PRINCIPAL
                                                                             AMOUNT
------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.7%
------------------------------------------------------------------------------------------------------
Undivided interest of 0.31% in joint repurchase agreement
(Principal Amount/Value $647,082,000, with a maturity value of
$647,153,179) with UBS Warburg LLC, 3.96%, dated 10/31/05, to be repurchased at $1,987,219 on 11/1/05, collateralized by Federal
National Mortgage Assn., 5%, 10/1/35, with a value of
$661,717,556  (Cost $1,987,000)                                          $1,987,000          1,987,000
------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $298,417,486)                                99.3%       299,667,135
------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                 0.7          2,157,465
                                                                         -----------------------------
NET ASSETS                                                                    100.0%      $301,824,600
                                                                         =============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.


1           |          ACTIVE ALLOCATION FUND

Active Allocation Fund

STATEMENT OF INVESTMENTS  October 31, 2005/Unaudited
--------------------------------------------------------------------------------

2. Affiliated company. Represents ownership of an affiliated fund, as defined in the Investment CompanyAct of 1940, at or during the period ended October 31, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of October 31, 2005 amounts to $297,680,135. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                SHARES               GROSS           GROSS             SHARES
                                                         APRIL 5, 2005           ADDITIONS      REDUCTIONS   OCTOBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                        --             702,727              --            702,727

Oppenheimer Core Bond Fund, Cl. Y                                   --           2,879,351              --          2,879,351

Oppenheimer Developing Markets Fund, Cl. A                          --             745,526         728,218             17,308

Oppenheimer Developing Markets Fund, Cl. Y                          --             422,971              --            422,971

Oppenheimer Global Fund, Cl. Y                                      --             467,226              --            467,226

Oppenheimer Global Opportunities Fund, Cl. Y                        --             441,210              --            441,210

Oppenheimer International Small Company Fund, Cl. A                 --             944,070         916,740             27,330

Oppenheimer International Small Company Fund, Cl. Y                 --             690,550              --            690,550

Oppenheimer Main Street Fund, Cl. Y                                 --             821,771              --            821,771

Oppenheimer Main Street Opportunity Fund, Cl. Y                     --           1,095,186              --          1,095,186

Oppenheimer Main Street Small Cap Fund, Cl. Y                       --             698,393              --            698,393

Oppenheimer Real Asset Fund, Cl. Y                                  --           3,624,383         210,811          3,413,572

Oppenheimer Real Estate Fund, Cl. Y                                 --             795,028              --            795,028

Oppenheimer Strategic Income Fund, Cl. Y                            --           6,968,764              --          6,968,764

Oppenheimer Value Fund, Cl. Y                                       --           1,772,426         537,858          1,234,568


                                                                                                  DIVIDEND            REALIZED
                                                                                     VALUE          INCOME         GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                                  $ 29,915,087        $     --        $        --

Oppenheimer Core Bond Fund, Cl. Y                                               29,340,591         281,164                 --

Oppenheimer Developing Markets Fund, Cl. A                                         568,215              --           (162,982)

Oppenheimer Developing Markets Fund, Cl. Y                                      13,894,613              --                 --

Oppenheimer Global Fund, Cl. Y                                                  30,248,218              --                 --

Oppenheimer Global Opportunities Fund, Cl. Y                                    15,164,382              --                 --

Oppenheimer International Small Company Fund, Cl. A                                562,720              --           (132,210)

Oppenheimer International Small Company Fund, Cl. Y                             14,225,339              --                 --

Oppenheimer Main Street Fund, Cl. Y                                             29,838,508              --                 --

Oppenheimer Main Street Opportunity Fund, Cl. Y                                 14,938,340              --                 --

Oppenheimer Main Street Small Cap Fund, Cl. Y                                   15,036,412              --                 --

Oppenheimer Real Asset Fund, Cl. Y                                              29,390,851         122,938            (46,157)

Oppenheimer Real Estate Fund, Cl. Y                                             15,026,020          71,473                 --

Oppenheimer Strategic Income Fund, Cl. Y                                        29,617,247         337,714                 --

Oppenheimer Value Fund, Cl. Y                                                   29,913,592              --             30,040
                                                                              ------------------------------------------------

                                                                              $297,680,135        $813,289        $  (311,309)
                                                                              ================================================


2           |          ACTIVE ALLOCATION FUND

Active Allocation Fund

STATEMENT OF INVESTMENTS  October 31, 2005/Unaudited
--------------------------------------------------------------------------------

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $299,443,805
                                              =============

Gross unrealized appreciation                 $  1,448,035
Gross unrealized depreciation                   (1,224,705)
                                              -------------
Net unrealized appreciation                   $    223,330
                                              =============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Funds' as of the close of The New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3           |          ACTIVE ALLOCATION FUND



Aggressive Investor Fund

STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--98.5%
------------------------------------------------------------------------------------------------------
EQUITY FUNDS--98.5%
Oppenheimer Capital Appreciation Fund, Cl. Y 1,2                            199,262        $ 8,482,586
------------------------------------------------------------------------------------------------------
Oppenheimer Developing Markets Fund, Cl. A 1,2                                2,678             87,932
------------------------------------------------------------------------------------------------------
Oppenheimer Developing Markets Fund, Cl. Y 1,2                               65,759          2,160,183
------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund, Cl. Y 1,2                                          132,970          8,608,508
------------------------------------------------------------------------------------------------------
Oppenheimer Global Opportunities Fund, Cl. Y 1,2                             62,780          2,157,763
------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y 1,2                                     174,893          6,350,371
------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y 1,2                         310,949          4,241,347
------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund, Cl. Y 1,2                           198,737          4,278,798
------------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y 1,2                                           260,281          6,306,598
                                                                                           -----------
Total Investments in Affiliated Companies (Cost $42,019,527)                                42,674,086

                                                                          PRINCIPAL
                                                                             AMOUNT
------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.0%
------------------------------------------------------------------------------------------------------
Undivided interest of 0.07% in joint repurchase agreement
(Principal Amount/Value $647,082,000, with a maturity value of
$647,153,179) with UBS Warburg LLC, 3.96%, dated 10/31/05, to be repurchased at $430,047 on 11/1/05, collateralized by Federal
National Mortgage Assn., 5%, 10/1/35, with a value of
$661,717,556  (Cost $430,000)                                              $430,000            430,000
------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $42,449,527)                                 99.5%        43,104,086
------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                 0.5            234,463
                                                                           ---------------------------
NET ASSETS                                                                    100.0%       $43,338,549
                                                                           ===========================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Affiliated company. Represents ownership of an affiliated fund, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of October 31, 2005 amounts to $42,674,086. Transactions during the period in which the issuer was an affiliate are as follows:

                                                            SHARES              GROSS          GROSS              SHARES
                                                     APRIL 5, 2005          ADDITIONS     REDUCTIONS    OCTOBER 31, 2005
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                    --            199,262             --             199,262

Oppenheimer Developing Markets Fund, Cl. A                      --             68,498         65,820               2,678

Oppenheimer Developing Markets Fund, Cl. Y                      --             65,759             --              65,759

Oppenheimer Global Fund, Cl. Y                                  --            132,970             --             132,970

Oppenheimer Global Opportunities Fund, Cl. Y                    --             62,780             --              62,780

Oppenheimer Main Street Fund, Cl. Y                             --            174,893             --             174,893

Oppenheimer Main Street Opportunity Fund, Cl. Y                 --            310,949             --             310,949

Oppenheimer Main Street Small Cap Fund, Cl. Y                   --            198,737             --             198,737

Oppenheimer Value Fund, Cl. Y                                   --            260,281             --             260,281


1           |          AGGRESSIVE INVESTOR FUND

Aggressive Investor Fund

STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

Affiliated company. continued

                                                                                            DIVIDEND            REALIZED
                                                                                VALUE         INCOME                GAIN
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                              $ 8,482,586        $    --            $     --

Oppenheimer Developing Markets Fund, Cl. A                                     87,932             --             127,549

Oppenheimer Developing Markets Fund, Cl. Y                                  2,160,183             --                  --

Oppenheimer Global Fund, Cl. Y                                              8,608,508             --                  --

Oppenheimer Global Opportunities Fund, Cl. Y                                2,157,763             --                  --

Oppenheimer Main Street Fund, Cl. Y                                         6,350,371             --                  --

Oppenheimer Main Street Opportunity Fund, Cl. Y                             4,241,347             --                  --

Oppenheimer Main Street Small Cap Fund, Cl. Y                               4,278,798             --                  --

Oppenheimer Value Fund, Cl. Y                                               6,306,598             --                  --
                                                                          ----------------------------------------------

                                                                          $42,674,086        $    --            $127,549
                                                                          ==============================================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $42,452,235
                                              ============

Gross unrealized appreciation                 $   651,851
Gross unrealized depreciation                          --
                                              ------------
Net unrealized appreciation                   $   651,851
                                              ============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Funds' as of the close of The New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets are valued primarily on thebasis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Portfolio invests has its own investment


2           |          AGGRESSIVE INVESTOR FUND

Aggressive Investor Fund

STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3           |          AGGRESSIVE INVESTOR FUND


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of October 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Portfolio Series


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: December 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: December 20, 2005


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: December 20, 2005